Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Net operating loss carryforwards	$ 183.2	$ 155.8
Employee benefit accruals	55.5	62.0
Deferred revenue	43.7	38.0
Foreign currency translation adjustment	28.9	24.4
Accruals	27.1	30.0
Foreign tax credit carryforwards	12.7	24.4
State taxes	11.8	10.6
Allowance for doubtful accounts	3.6	4.4
Interest rate swaps	0.5	1.5
Total gross deferred income tax assets	367.0	351.1
Less valuation allowance	(121.7)	(97.7)
Total deferred income tax assets	245.3	253.4
Deferred income tax liabilities:
Amortization of goodwill and intangible assets	899.5	871.6
Deferred contract costs	91.1	82.2
Depreciation	48.4	49.1
Other	7.5	6.8
Total deferred income tax liabilities	1,046.5	1,009.7
Net deferred income tax liability	$ 801.2	$ 756.3